Earnings per share (basic and diluted) (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	R$ 5,169,787	R$ 4,513,409	R$ 3,898,702
Basic weighted average number of outstanding shares (in shares)	527,318,000	541,673,000	539,835,000
Basic earnings per share (in R$ per share)	R$ 9.8039	R$ 8.3324	R$ 7.2220
Share-based plan and treasury shares (in shares)	4,605,000	6,646,000	4,377,000
Diluted weighted average number of outstanding shares (in shares)	531,923,000	548,319,000	544,212,000
Diluted earnings per share (in R$ per share)	R$ 9.7191	R$ 8.2314	R$ 7.1639